Morgan Stanley Latin American Growth Fund
LETTER TO SHAREHOLDERS / / JULY 31, 2002

Dear Shareholder:
After posting strong gains during February and March, the Latin American region weakened over the remainder of the six-month period ended July 31, 2002. In all, the region's equity markets, as measured by the MSCI Emerging Markets Free Latin America Index (MSCI Index), declined 27.9 percent in the period under review.(1) Domestic factors weighed down equity performance primarily because of politics in Brazil, a lack of confidence in Mexico and Chile, and the continuing fiscal crisis in Argentina. Mounting concerns about the sustainability of the U.S. current-account deficit against a backdrop of poor corporate profitability hit the U.S. dollar and helped send many Latin American currencies lower. Within the region, weak current accounts coupled with an expected fall in foreign direct investment have added downward pressure to the area's currencies.

Despite showing signs of improving economic data, Mexico's stock market fell
18.6 percent during the six months ended July 31, 2002. The market and local currency fell because of disappointing gross domestic product (GDP) data, regional volatility and U.S.-equity-market weakness. The Mexican peso has depreciated 8.3 percent since peaking on April 1, 2002. Overall, confidence remained poor due to uncertainty about the prospects for the U.S. economy and the recent sell-off in the peso. Nevertheless, we believe that Mexico continues to offer strong bottom-up fundamentals with quality domestic-demand-oriented companies. Additionally, we expect the combination of low real interest rates, fiscal discipline and the country's newly gained investment-grade status to help support the Mexican economic recovery once conditions in the United States start to improve. Mexico's fundamentals coupled with attractive valuations means that this country should remain the preferred market in the region. Accordingly, the Fund remains overweighted toward Mexico because of its relatively better economic scenario, attractive valuations and positive earnings outlook.

Brazil's equity market declined more than 39 percent in U.S.-dollar terms during the six months ended July 31, 2002. In July alone, the market declined 29 percent as a result of increased investor concern over the possibility of a Lula presidency and an overall rise in global risk aversion. Luiz Inacio Lula da Silva, the presidential candidate of the leftwing workers' party, is ahead in the polls and investors fear that his victory could threaten Brazil's ability to service public debt, which is equivalent to more than 50 percent of GDP.

----------------
(1)The Morgan Stanley Capital International Emerging Markets Free Latin America Index (MSCI EMF LA Index) is a market capitalization weighted index that includes select securities from Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela. For the period from the Fund's inception (December 31, 1992) through December 31, 2000, the Index's returns include those of the MSCI EMF LA's "Gross" Index which assumes dividends gross of withholding taxes but net of domestic tax credits. For the period beginning January 1, 2001, the Index's returns reflect those of the "Net" Index which reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Latin American Growth Fund
LETTER TO SHAREHOLDERS / / JULY 31, 2002 CONTINUED

Since mid-April, Brazil's currency, the real, has lost more than 35 percent of its value and the country's risk premium, as measured by yield spreads over U.S. Treasury bonds, continues to rise. A downgrade by Standard & Poor's in early June added to the selling pressure. As a result, despite improving economic data (better-than-expected trade and inflation data), recent volatility has forced Brazil's central bank to keep interest rates at a relatively high 18.5 percent. We believe that the path from today until elections in October will remain rocky and we expect continued volatility in the equity and currency markets. We feel that in a risk-averse world, Brazilian growth will remain constrained by its current-account deficit. The Fund is modestly underweighted toward Brazil in light of the high level of pessimism already reflected in current prices. Nevertheless, we are prepared to take action as the fundamentals and prices change.

Despite relatively strong economic fundamentals, Chilean equities weakened sharply during the period in review, declining more than 13 percent. Increased global risk aversion related to Brazil hit the Chilean peso, which was down more than 8 percent in the last three months. Export-oriented companies with exposure to Brazil and Argentina led the decline in equities. The Chilean economy, despite its relative strength, continues to suffer from weak domestic demand and a dependence on exports. Chile remains one of the Fund's largest underweightings because of its lack of attractive stock opportunities (i.e., valuations are relatively expensive) and the market's low liquidity. In our view, Chile continues to be a relatively defensive market and therefore may outperform if market conditions in the region remain difficult. However, given the exposure of certain Chilean stocks to business in Argentina and Brazil, this pattern of the past may be sorely tested.

Argentina, despite rallying strongly during June and July, was again the region's worst performer, down more than 51 percent in the period under review. Argentina's equity market suffered as the local currency continued to weaken in the absence of a coherent fiscal or monetary policy. Argentina's currency is down more than 70 percent from its January devaluation and its economic outlook continues to worsen in the absence of a new policy framework, a broken banking system and a lack of progress on correcting the fiscal imbalances. The local economy fell 16.3 percent year over year in the first quarter of 2002, its largest contraction in history, and expectations are for a further decline of 13 percent this year. The Fund remains underweighted toward the Argentine equity market given our expectations that economic activity there will remain weak, undermining the outlook for corporate earnings growth.

Performance and Portfolio Strategy
For the six-month period ended July 31, 2002, Morgan Stanley Latin American Growth Fund's Class B shares posted a total return of -25.21 percent compared to -27.92 percent for the MSCI Index. For the

Morgan Stanley Latin American Growth Fund
LETTER TO SHAREHOLDERS / / JULY 31, 2002 CONTINUED

same period, the Fund's Class A, C and D shares returned -24.90 percent, -25.19 percent and -24.95 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund's modest outperformance relative to the MSCI Index was driven primarily by country allocation. Stock selection in Brazil, Venezuela and Mexico was also a positive contributor to relative performance, while stock selection in Chile detracted from performance. On a country-allocation basis the Fund's underweightings in Argentina and Brazil, coupled with its overweightings in Mexico, added to relative performance, while the Fund's underweightings in Chile and Peru detracted from performance.

The portfolio's largest country allocations remain Mexico and Brazil. On a relative basis, the Fund is overweighted in Mexico and Venezuela and underweighted toward the rest of the region because of weak economic data, a poor political environment, relatively expensive valuations and low liquidity.

In Mexico our relatively positive outlook for corporate earnings in 2002 led us to focus on telecommunications services (specifically, fixed-line telecom), select financials, consumer noncyclicals (beverage and consumer staples) and select cyclical sectors (energy). We expect the combination of low real interest rates, fiscal discipline and the country's newly gained investment-grade status to help support the Mexican economic recovery once conditions in the United States begin to improve.

In Brazil, we are focused on beverages, select banks, metals and mining, select electric and utilities, which we believe offer a relatively stable earnings outlook in the current environment. The Fund's underweighting of Brazil reflects an environment characterized by lower growth expectations, a more-subdued corporate earnings outlook, pending elections and relatively high interest rates. Nevertheless, we believe that a rally is possible in the market from its current oversold levels if the political outlook improves.

In Venezuela, despite our concerns over the political and economic environment, the Fund is overweighted toward the market. We are focusing on CANTV, the country's current telecommunications services provider, because of its compelling valuations on a cash-flow basis relative to its peers and management's increasing focus on shareholder return.

Looking Ahead
Our long-term outlook remains positive on the Latin American markets. In the near term, increased risk aversion because of continued global market weakness and political concerns in Brazil may continue to weigh on the region as a result of significant financing needs.

Morgan Stanley Latin American Growth Fund
LETTER TO SHAREHOLDERS / / JULY 31, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley Latin American Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Latin American Growth Fund
FUND PERFORMANCE / / JULY 31, 2002

                                AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2002
   --------------------------------------------------------------------------------------------------------------------
                      CLASS A SHARES*                                              CLASS B SHARES**
   -----------------------------------------------------        -------------------------------------------------------
   1 Year                         (25.13)%(1)   (29.06)%(2)     1 Year                           (25.75)%(1)   (29.45)%(2)
   5 Years                        (13.45)%(1)   (14.37)%(2)     5 Years                          (14.14)%(1)   (14.48)%(2)
   Since Inception (7/28/97)      (13.12)%(1)   (14.05)%(2)     Since Inception (12/30/92)       (2.95)%(1)    (2.95)%(2)

                      CLASS C SHARES+                                              CLASS D SHARES++
   -----------------------------------------------------        -------------------------------------------------------
   1 Year                         (25.73)%(1)   (26.47)%(2)     1 Year                           (25.10)%(1)
   5 Years                        (14.11)%(1)   (14.11)%(2)     5 Years                          (13.30)%(1)
   Since Inception (7/28/97)      (13.79)%(1)   (13.79)%(2)     Since Inception (7/28/97)        (12.98)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Latin American Growth Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 (UNAUDITED)

  NUMBER OF
    SHARES                                                   VALUE

---------------------------------------------------------------------

                Common and Preferred Stocks (94.1%)
                Brazil (28.3%)
                AEROSPACE & DEFENSE
        36,222  Empresa Brasileira de Aeronautica S.A.
                 (ADR) (Pref.)..........................  $   619,396
                                                          -----------
                BEVERAGES: ALCOHOLIC
       155,910  Companhia de Bebidas das Americas (ADR)
                 (Pref.)................................    1,898,984
                                                          -----------
                ELECTRIC UTILITIES
    11,674,000  Centrais Electricas Brasileiras S.A.....       75,023
           200  Centrais Electricas Brasileiras S.A.
                 (ADR) (Pref.)..........................          600
    16,527,000  Centrais Electricas Brasileiras S.A.
                 (Class B) (Pref.)......................       98,686
        49,880  Companhia Energetica de Minas Gerais
                 (ADR) (Pref.)..........................      380,086
     1,027,954  Companhia Energetica de Minas Gerais
                 (Pref.)................................        7,850
    51,191,000  Companhia Paranaense de Energia - Copel
                 (Pref.)................................      156,376
                                                          -----------
                                                              718,621
                                                          -----------
                INDUSTRIAL CONGLOMERATES
       582,705  Itausa - Investimentos Itau S.A.
                 (Pref.)................................      261,965
                                                          -----------
                INTEGRATED OIL
         8,106  Petroleo Brasileiro S.A.................      106,055
        77,627  Petroleo Brasileiro S.A. (ADR)..........    1,024,676
        12,671  Petroleo Brasileiro S.A. (ADR)
                 (Pref.)................................      151,419

  NUMBER OF
    SHARES                                                   VALUE

---------------------------------------------------------------------

       114,261  Petroleo Brasileiro S.A. (Pref.)........  $ 1,356,644
                                                          -----------
                                                            2,638,794
                                                          -----------
                MAJOR TELECOMMUNICATIONS
         9,200  Brasil Telecom Participacoes S.A. (ADR)
                 (Pref.)................................      216,200
    19,392,000  Brasil Telecom Participacoes S.A.
                 (Pref.)................................       89,974
    14,758,000  Brasil Telecom S.A. (Pref.).............       45,933
                                                          -----------
                                                              352,107
                                                          -----------
                OTHER METALS/MINERALS
        65,688  Companhia Vale do Rio Doce (Pref.)
                 (Class A)*.............................    1,457,441
        16,314  Companhia Vale do Rio Doce S.A. (Class
                 A) (ADR) (Pref.)*......................      363,802
       266,358  Companhia Vale do Rio Doce S.A.
                 (Debentures)*..........................            0
                                                          -----------
                                                            1,821,243
                                                          -----------
                PULP & PAPER
         5,700  Votorantim Celulose e Papel S.A. (ADR)
                 (Pref.)................................       88,008
     6,031,000  Votorantim Celulose e Papel S.A.
                 (Pref.)................................      182,494
                                                          -----------
                                                              270,502
                                                          -----------
                REGIONAL BANKS
         8,580  Banco Bradesco S.A. (ADR) (Pref.).......      109,824
    99,514,258  Banco Bradesco S.A. (Pref.).............      249,216
    23,509,960  Banco Itau S.A. (Pref.).................      831,995
                                                          -----------
                                                            1,191,035
                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                                   VALUE

---------------------------------------------------------------------

                SPECIALTY TELECOMMUNICATIONS
     7,856,240  Tele Norte Leste Participacoes S.A.
                 (Pref.)................................  $    54,111
                                                          -----------
                STEEL
    38,213,000  Companhia Siderurgica Nacional S.A......      468,027
         1,100  Companhia Siderurgica Nacional S.A.
                 (ADR)..................................       13,585
    54,388,000  Gerdau S.A. (Pref.).....................      460,025
                                                          -----------
                                                              941,637
                                                          -----------
                WIRELESS TELECOMMUNICATIONS
     1,496,000  Celular CRT Participacoes S.A. (Class A)
                 (Pref.)................................      174,605
        92,900  Tele Centro Oesto Celular Participacoes
                 S.A. (ADR) (Pref.).....................      332,582
                                                          -----------
                                                              507,187
                                                          -----------
                Total Brazil............................   11,275,582
                                                          -----------
                Chile (5.7%)
                BEVERAGES: ALCOHOLIC
        26,060  Compania Cervecerias Unidas S.A.
                 (ADR)..................................      398,718
                                                          -----------
                ELECTRIC UTILITIES
        29,200  Enersis S.A. (ADR)*.....................      166,732
                                                          -----------
                FOOD RETAIL
        16,591  Distribucion Y Servicio D&S S.A.
                 (ADR)..................................      186,649
                                                          -----------
                MAJOR TELECOMMUNICATIONS
        77,221  Cia de Telecommunicaciones de Chile S.A.
                 (Series A) (ADR).......................      837,848
                                                          -----------

  NUMBER OF
    SHARES                                                   VALUE

---------------------------------------------------------------------

                REGIONAL BANKS
        25,521  Banco de Chile (Series F) (ADR).........  $   368,778
        10,200  Banco Santander Chile (ADR).............      125,256
        11,900  Banco Santiago S.A. (ADR)...............      197,183
                                                          -----------
                                                              691,217
                                                          -----------
                Total Chile.............................    2,281,164
                                                          -----------
                Luxembourg (0.7%)
                BEVERAGES: ALCOHOLIC
        33,150  Quilmes Industrial S.A. (Quinsa) (Class
                 B) (ADR)*..............................      274,482
                                                          -----------
                Mexico (57.0%)
                BEVERAGES: NON-ALCOHOLIC
        19,872  Coca-Cola Femsa S.A. de C.V. (Series L)
                 (ADR)..................................      442,549
        48,070  Fomento Economico Mexicano, S.A. de C.V.
                 (ADR) (Units)=/=.......................    1,809,835
       172,800  Fomento Economico Mexicano, S.A. de C.V.
                 (Units)=/=.............................      649,946
        30,140  Panamerican Beverages, Inc. (Class A)...      362,584
                                                          -----------
                                                            3,264,914
                                                          -----------
                BROADCASTING
        42,525  Grupo Televisa S.A. - CPO (ADR)*........    1,286,381
                                                          -----------
                CONSTRUCTION MATERIALS
       179,122  Cemex S.A. de C.V. - CPO................      870,130
        40,295  Cemex S.A. de C.V. - CPO (ADR)..........      977,154
                                                          -----------
                                                            1,847,284
                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                                   VALUE

---------------------------------------------------------------------

                DISCOUNT STORES
       134,689  Wal-Mart de Mexico S.A. C.V. (Series
                 V).....................................  $   361,916
                                                          -----------
                HOUSEHOLD/PERSONAL CARE
       349,500  Kimberly-Clark de Mexico, S.A. de C.V.
                 (A Shares).............................      835,092
                                                          -----------
                MAJOR TELECOMMUNICATIONS
       139,200  Carso Global Telecom (Series A1)*.......      143,752
       205,791  Telefonos de Mexico S.A. de C.V. (Series
                 L) (ADR)...............................    5,947,360
                                                          -----------
                                                            6,091,112
                                                          -----------
                MISCELLANEOUS COMMERCIAL SERVICES
        75,000  Grupo Mexico S.A. (Series B)*...........      110,864
                                                          -----------
                MISCELLANEOUS MANUFACTURING
        20,100  Grupo Carso S.A. de C.V. (Series A1)*...       53,623
                                                          -----------
                OILFIELD SERVICES/ EQUIPMENT
        51,480  Tubos de Acero de Mexico S.A. (ADR).....      478,764
                                                          -----------
                OTHER TRANSPORTATION
        38,200  Grupo Aeroportuario del Sureste S.A. de
                 C.V. (ADR) (Series B)..................      500,420
                                                          -----------
                REGIONAL BANKS
     3,200,743  Grupo Financiero BBVA Bancomer, S.A. de
                 C.V.*..................................    2,543,873
                                                          -----------
                SPECIALTY STORES
     1,236,209  Wal-Mart de Mexico S.A. de C.V. (Series
                 C).....................................    2,866,173
                                                          -----------

  NUMBER OF
    SHARES                                                   VALUE

---------------------------------------------------------------------

                WIRELESS TELECOMMUNICATIONS
       194,553  America Movil S.A. de C.V. (Series L)
                 (ADR)..................................  $ 2,441,640
       139,200  America Telecom, S.A. de C.V. (Series
                 A1)*...................................       81,037
                                                          -----------
                                                            2,522,677
                                                          -----------
                Total Mexico............................   22,763,093
                                                          -----------
                United States (0.5%)
                OTHER METALS/MINERALS
         7,600  Companhia Vale do Rio Doce (ADR)*.......      186,200
                                                          -----------
                Venezuela (1.9%)
                MAJOR TELECOMMUNICATIONS
        60,500  Compania Anonima Nacional Telefonos de
                 Venezuela (Class D) (ADR)..............      763,510
                                                          -----------

  Total Investments
   (COST $50,750,389) (a).................    94.1%  37,544,031
  Other Assets in Excess of Liabilities...     5.9    2,363,450
                                            ------  -----------
  Net Assets..............................   100.0% $39,907,481
                                            ======  ===========

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 =/= CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
 (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $923,262, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $14,129,620, RESULTING IN NET UNREALIZED DEPRECIATION OF $13,206,358.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
SUMMARY OF INVESTMENTS / / JULY 31, 2002 (UNAUDITED)

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Aerospace & Defense.....................  $   619,396       1.6%
Beverages: Alcoholic....................    2,572,184       6.4
Beverages: Non-Alcoholic................    3,264,915       8.2
Broadcasting............................    1,286,381       3.2
Construction Materials..................    1,847,284       4.6
Discount Stores.........................      361,916       0.9
Electric Utilities......................      885,353       2.2
Food Retail.............................      186,649       0.5
Household/Personal Care.................      835,092       2.1
Industrial Conglomerates................      261,965       0.7
Integrated Oil..........................    2,638,794       6.6
Major Telecommunications................    8,044,577      20.2
Miscellaneous Commercial Services.......      110,864       0.3
Miscellaneous Manufacturing.............       53,623       0.1
Oilfield Services/Equipment.............      478,764       1.2
Other Metals/Minerals...................    2,007,443       5.0

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Other Transportation....................  $   500,420       1.2%
Pulp & Paper............................      270,502       0.7
Regional Banks..........................    4,426,125      11.1
Specialty Stores........................    2,866,172       7.2
Specialty Telecommunications............       54,111       0.1
Steel...................................      941,637       2.4
Wireless Telecommunications.............    3,029,864       7.6
                                          -----------   -------
                                          $37,544,031      94.1%
                                          ===========   =======

                                                       PERCENT OF
TYPE OF INVESTMENT                           VALUE     NET ASSETS

-----------------------------------------------------------------

Common Stocks...........................  $32,273,092      80.9%
Preferred Stocks........................    5,270,939      13.2
                                          -----------   -------
                                          $37,544,031      94.1%
                                          ===========   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JULY 31, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $50,750,389).....................................  $37,544,031
Cash..............................................    1,364,457
Receivable for:
  Investments sold................................    1,224,815
  Dividends.......................................      192,182
Prepaid expenses and other assets.................       78,220
                                                    -----------
    Total Assets..................................   40,403,705
                                                    -----------
Liabilities:
Payable for:
  Shares of beneficial interest redeeemed.........      230,079
  Investments purchased...........................      104,927
  Investment management fee.......................       52,160
  Distribution fee................................       40,114
Accrued expenses and other payables...............       68,944
                                                    -----------
    Total Liabilities.............................      496,224
                                                    -----------
    Net Assets....................................  $39,907,481
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $138,435,625
Net unrealized depreciation.......................  (13,342,105)
Accumulated undistributed net investment income...      196,384
Accumulated net realized loss.....................  (85,382,423)
                                                    -----------
    Net Assets....................................  $39,907,481
                                                    ===========
Class A Shares:
Net Assets........................................     $323,592
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       43,632
    Net Asset Value Per Share.....................  $      7.42
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $      7.83
                                                    ===========
Class B Shares:
Net Assets........................................  $38,602,326
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    5,361,408
    Net Asset Value Per Share.....................  $      7.20
                                                    ===========
Class C Shares:
Net Assets........................................     $334,284
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       46,412
    Net Asset Value Per Share.....................  $      7.20
                                                    ===========
Class D Shares:
Net Assets........................................     $647,279
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       86,852
    Net Asset Value Per Share.....................  $      7.45
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED JULY 31, 2002 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $90,317 foreign withholding
 tax).............................................  $ 1,177,127
                                                    -----------
Expenses
Investment management fee.........................      379,072
Distribution fee (Class A shares).................          620
Distribution fee (Class B shares).................      278,669
Distribution fee (Class C shares).................        2,439
Transfer agent fees and expenses..................      113,559
Shareholder reports and notices...................       38,614
Professional fees.................................       34,921
Foreign exchange provisional tax..................       27,080
Registration fees.................................       23,644
Custodian fees....................................       19,216
Trustees' fees and expenses.......................        6,096
Other.............................................        5,149
                                                    -----------
    Total Expenses................................      929,079
                                                    -----------
    Net Investment Income.........................      248,048
                                                    -----------
Net Realized and Unrealized Loss:
Net realized loss on:
  Investments.....................................   (1,441,366)
  Foreign exchange transactions...................      (49,687)
                                                    -----------
      Net Realized Loss...........................   (1,491,053)
                                                    -----------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................  (12,430,114)
  Net translation of other assets and liabilities
   denominated in foreign currencies..............     (137,307)
                                                    -----------
    Net Depreciation..............................  (12,567,421)
                                                    -----------
    Net Loss......................................  (14,058,474)
                                                    -----------
Net Decrease......................................  $(13,810,426)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX     FOR THE YEAR
                                          MONTHS ENDED        ENDED
                                          JULY 31, 2002  JANUARY 31, 2002
                                          -------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $    248,048     $    384,879
Net realized gain (loss)................    (1,491,053)       5,746,726
Net change in unrealized depreciation...   (12,567,421)     (24,665,207)
                                          ------------     ------------
    Net Decrease........................   (13,810,426)     (18,533,602)
                                          ------------     ------------
Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................        (5,559)        --
Class B shares..........................      (153,752)        --
Class C shares..........................        (2,362)        --
Class D shares..........................       (40,073)        --
                                          ------------     ------------
    Total Dividends.....................      (201,746)        --
                                          ------------     ------------

Net decrease from transactions in shares
 of beneficial interest.................   (12,745,055)     (25,317,703)
                                          ------------     ------------

    Net Decrease........................   (26,757,227)     (43,851,305)

Net Assets:
Beginning of period.....................    66,664,708      110,516,013
                                          ------------     ------------
End of Period (Including accumulated
 undistributed net investment income of
 $196,384 and $150,082, respectively)...  $ 39,907,481     $ 66,664,708
                                          ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley Latin American Growth Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 (UNAUDITED) CONTINUED

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. Forward Currency Contracts -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Latin American Growth Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.25% to the portion of daily net assets not exceeding $500 million and 1.20% to the portion of the daily net assets exceeding $500 million.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred

Morgan Stanley Latin American Growth Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 (UNAUDITED) CONTINUED

in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,864,343 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $30,037 and received $1,885 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2002 aggregated $14,568,606 and $27,284,575, respectively.

For the six months ended July 31, 2002, the Fund incurred brokerage commissions of $1,431 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for the portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $8,000.

Morgan Stanley Latin American Growth Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 (UNAUDITED) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                    ENDED
                                      JULY 31, 2002              JANUARY 31, 2002
                                --------------------------  ---------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................       9,824   $    103,029       652,902   $  6,779,875
Reinvestment of dividends.....         647          5,385       --             --
Redeemed......................     (21,414)      (214,026)     (677,016)    (6,953,442)
                                ----------   ------------   -----------   ------------
Net decrease -- Class A.......     (10,943)      (105,612)      (24,114)      (173,567)
                                ----------   ------------   -----------   ------------
CLASS B SHARES
Sold..........................     184,605      1,821,235       388,721      4,026,402
Reinvestment of dividends.....      17,246        139,347       --             --
Redeemed......................  (1,065,090)   (10,065,040)   (2,769,552)   (26,787,106)
                                ----------   ------------   -----------   ------------
Net decrease -- Class B.......    (863,239)    (8,104,458)   (2,380,831)   (22,760,704)
                                ----------   ------------   -----------   ------------
CLASS C SHARES
Sold..........................       3,940         40,916        12,236        125,917
Reinvestment of dividends.....         283          2,288       --             --
Redeemed......................      (9,820)       (90,355)      (36,879)      (362,986)
                                ----------   ------------   -----------   ------------
Net decrease -- Class C.......      (5,597)       (47,151)      (24,643)      (237,069)
                                ----------   ------------   -----------   ------------
CLASS D SHARES
Sold..........................       6,655         72,310         2,345         25,633
Reinvestment of dividends.....         156          1,305       --             --
Redeemed......................    (459,539)    (4,561,449)     (236,726)    (2,171,996)
                                ----------   ------------   -----------   ------------
Net decrease -- Class D.......    (452,728)    (4,487,834)     (234,381)    (2,146,363)
                                ----------   ------------   -----------   ------------
Net decrease in Fund..........  (1,332,507)  $(12,745,055)   (2,663,969)  $(25,317,703)
                                ==========   ============   ===========   ============

6. Federal Income Tax Status
At January 31, 2002, the Fund had a net capital loss $83,512,000, to offset future capital gains to the extent provided by regulations, which is available through January 31 of the following years:

        AMOUNT IN THOUSANDS
-----------------------------------
  2004     2005     2007     2008
--------  -------  -------  -------
$ 57,715  $19,839  $ 3,058  $ 2,900
========  =======  =======  =======

Morgan Stanley Latin American Growth Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 (UNAUDITED) CONTINUED

As of January 31, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2002, there were no outstanding forward contracts.

At July 31, 2002, the Fund's cash balance consisted principally of interest bearing deposits with JP Morgan Chase Manhattan Bank N.A., the Fund's custodian.

At July 31, 2002, investment in securities of issuers in Mexico and Brazil represented 57.0% and 28.3% of net assets, respectively. These investments, as well as other non-U.S. investments which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

Morgan Stanley Latin American Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                             FOR THE SIX                      FOR THE YEAR ENDED JANUARY 31,                     JULY 28, 1997*
                            MONTHS ENDED    ------------------------------------------------------------------      THROUGH
                            JULY 31, 2002        2002             2001             2000             1999        JANUARY 31, 1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
                             (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $10.02           $11.90           $12.26           $ 7.33           $12.14           $15.22
                                ------           ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............         0.07             0.14             0.00            (0.01)            0.15            (0.07)
  Net realized and
   unrealized gain
   (loss)................        (2.55)           (2.02)           (0.36)            4.94            (4.96)           (3.01)
                                ------           ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        (2.48)           (1.88)           (0.36)            4.93            (4.81)           (3.08)
                                ------           ------           ------           ------           ------           ------
Less dividends from net
 investment income.......        (0.12)          -                -                -                -                -
                                ------           ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 7.42           $10.02           $11.90           $12.26           $ 7.33           $12.14
                                ======           ======           ======           ======           ======           ======

Total Return+............       (24.90)%(1)      (15.80)%          (2.62)%          66.71%          (39.62)%         (20.24)%(1)

Ratios to Average Net
 Assets:
Expenses.................         2.38 %(2)(3)        2.20 %(3)        1.96 %(3)        2.28%(3)        2.21 %(3)        2.15 %(2)
Net investment income
 (loss)..................         1.50 %(2)(3)        1.15 %(3)        0.05 %(3)        0.16%(3)        1.26 %(3)       (1.04)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....         $324             $547             $936             $751              $58             $110
Portfolio turnover
 rate....................           25 %(1)          73 %             44 %             59%              27 %             30 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                FOR THE SIX                        FOR THE YEAR ENDED JANUARY 31,
                                MONTHS ENDED       ---------------------------------------------------------------
                               JULY 31, 2002              2002                  2001                  2000
                           ----------------------  -------------------  --------------------  --------------------
                                (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....         $      9.66            $     11.55          $     11.99           $      7.24
                                  -----------            -----------          -----------           -----------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............                0.03                   0.04                (0.09)                (0.06)
  Net realized and
   unrealized gain
   (loss)................               (2.46)                 (1.93)               (0.35)                 4.81
                                  -----------            -----------          -----------           -----------
Total income (loss) from
 investment operations...               (2.43)                 (1.89)               (0.44)                 4.75
                                  -----------            -----------          -----------           -----------
Less dividends from net
 investment income.......               (0.03)             -                    -                     -
                                  -----------            -----------          -----------           -----------
Net asset value, end of
 period..................         $      7.20            $      9.66          $     11.55           $     11.99
                                  ===========            ===========          ===========           ===========
Total Return+............              (25.21)%(1)            (16.36)%              (3.43)%               65.19 %

Ratios to Average Net
 Assets:
Expenses.................                3.13 %(2)(3)              2.96 %(3)              2.77 %(3)              3.06 %(3)
Net investment income
 (loss)..................                0.75 %(2)(3)              0.39 %(3)             (0.76)%(3)             (0.62)%(3)
Supplemental Data:
Net assets, end of
 period, in thousands....             $38,602                $60,159              $99,431              $136,699
Portfolio turnover
 rate....................                  25 %(3)                73 %                 44 %                  59 %

                                 FOR THE YEAR ENDED JANUARY 31,
                           ------------------------------------------
                                   1999                 1998*
                           --------------------  --------------------

Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $     12.09           $     11.47
                                 -----------           -----------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............               0.05                 (0.09)
  Net realized and
   unrealized gain
   (loss)................              (4.90)                 0.71
                                 -----------           -----------
Total income (loss) from
 investment operations...              (4.85)                 0.62
                                 -----------           -----------
Less dividends from net
 investment income.......          -                     -
                                 -----------           -----------
Net asset value, end of
 period..................        $      7.24           $     12.09
                                 ===========           ===========
Total Return+............             (40.12)%                5.41 %
Ratios to Average Net
 Assets:
Expenses.................               2.98 %(3)              2.81 %
Net investment income
 (loss)..................               0.49 %(3)             (0.64)%
Supplemental Data:
Net assets, end of
 period, in thousands....           $105,678              $272,710
Portfolio turnover
 rate....................                 27 %                  30 %

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                 FOR THE PERIOD
                             FOR THE SIX                      FOR THE YEAR ENDED JANUARY 31,                     JULY 28, 1997*
                            MONTHS ENDED    ------------------------------------------------------------------      THROUGH
                            JULY 31, 2002        2002             2001             2000             1999        JANUARY 31, 1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
                             (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.69           $11.57           $12.02           $ 7.24           $12.10           $15.22
                                ------           ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............         0.03             0.04            (0.09)           (0.06)            0.06            (0.12)
  Net realized and
   unrealized gain
   (loss)................        (2.47)           (1.92)           (0.36)            4.84            (4.92)           (3.00)
                                ------           ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        (2.44)           (1.88)           (0.45)            4.78            (4.86)           (3.12)
                                ------           ------           ------           ------           ------           ------
Less dividends from net
 investment income.......        (0.05)          -                -                -                -                -
                                ------           ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 7.20           $ 9.69           $11.57           $12.02           $ 7.24           $12.10
                                ======           ======           ======           ======           ======           ======

Total Return+............       (25.19)%(1)      (16.34)%          (3.42)%          65.47 %         (40.17)%         (20.50)%(1)
Ratios to Average Net
 Assets:
Expenses.................         3.13 %(2)(3)        2.88 %(3)        2.77 %(3)        2.95 %(3)        2.98 %(3)        2.91 %(2)
Net investment income
 (loss)..................         0.75 %(2)(3)        0.47 %(3)       (0.76)%(3)       (0.51)%(3)        0.49 %(3)       (1.76)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....         $334             $504             $887             $776             $369             $792
Portfolio turnover
 rate....................           25 %(1)          73 %             44 %             59 %             27 %             30 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Latin American Growth Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                 FOR THE PERIOD
                             FOR THE SIX                      FOR THE YEAR ENDED JANUARY 31,                     JULY 28, 1997*
                            MONTHS ENDED    ------------------------------------------------------------------      THROUGH
                            JULY 31, 2002        2002             2001             2000             1999        JANUARY 31, 1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
                             (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $10.11           $11.97           $12.30           $ 7.35           $12.16           $15.22
                                ------           ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............         0.10             0.14             0.00            (0.02)            0.16            (0.04)
  Net realized and
   unrealized gain
   (loss)................        (2.61)           (2.00)           (0.33)            4.97            (4.97)           (3.02)
                                ------           ------           ------           ------           ------           ------
Total income (loss) from
 investment
 operations..............        (2.51)           (1.86)           (0.33)            4.95            (4.81)           (3.06)
                                ------           ------           ------           ------           ------           ------
Less dividends from net
 investment income.......        (0.15)          -                -                -                -                -
                                ------           ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 7.45           $10.11           $11.97           $12.30           $ 7.35           $12.16
                                ======           ======           ======           ======           ======           ======

Total Return+............       (24.95)%(1)      (15.54)%          (2.37)%          66.80 %         (39.56)%         (20.11)%(1)

Ratios to Average Net
 Assets:
Expenses.................         2.13 %(2)(3)        1.96 %(3)        1.77 %(3)        2.06 %(3)        1.98 %(3)        1.86 %(2)
Net investment income
 (loss)..................         1.75 %(2)(3)        1.39 %(3)        0.24 %(3)        0.38 %(3)        1.49 %(3)       (0.52)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....         $647           $5,455           $9,262             $588               $5               $8
Portfolio turnover
 rate....................           25 %(1)          73 %             44 %             59 %             27 %             30 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion there on.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

37939RPT-8110I02-ANS-9/02

[GRAPHIC]

MORGAN STANLEY
LATIN AMERICAN
GROWTH FUND



SEMIANNUAL REPORT
JULY 31, 2002